Failed Sale-Leaseback Arrangement - Schedule of Future Minimum Payments of Sale Leaseback Transactions (Details) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
2019	$ 4,754
2020	4,848
2021	4,945
2022	5,045
Thereafter	75,548
Future minimum payments due	97,469
Principal [Member]
2019	702
2020	853
2021	1,018
2022	1,198
Thereafter	40,974
Future minimum payments due	45,031
Interest [Member]
2019	4,052
2020	3,995
2021	3,927
2022	3,847
Thereafter	34,574
Future minimum payments due	$ 52,438
Lazydays' RV Center Inc [Member]
2018		$ 4,660
2019		4,754
2020		4,848
2021		4,946
2022		5,045
Thereafter		75,550
Future minimum payments due		99,803
Lazydays' RV Center Inc [Member] | Principal [Member]
2018		595
2019		737
2020		892
2021		1,061
2022		1,245
Thereafter		42,315
Future minimum payments due		46,845
Lazydays' RV Center Inc [Member] | Interest [Member]
2018		4,065
2019		4,017
2020		3,956
2021		3,885
2022		3,800
Thereafter		33,235
Future minimum payments due		$ 52,958